Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.4%
Communication Services - 7.5%
300	Alphabet, Inc. - Class A [1]	$26,469
23,400	Alphabet, Inc. - Class C [1]	2,076,282
2,707	Netflix, Inc. [1]	798,240
21,169	Verizon Communications, Inc.	834,059
50	Walt Disney Company	4,344
		3,739,394
Consumer Discretionary - 11.2%
3,485	Advance Auto Parts, Inc.	512,400
275	Booking Holdings, Inc. [1]	554,202
3,412	Home Depot, Inc.	1,077,714
8,085	Ralph Lauren Corp.	854,342
6,611	Target Corp.	985,303
19,932	TJX Companies, Inc.	1,586,587
		5,570,548
Consumer Staples - 8.5%
7,455	Colgate-Palmolive Company	587,380
2,001	Costco Wholesale Corp.	913,457
3,965	The Estee Lauder Companies, Inc. - Class A	983,756
11,854	McCormick & Company, Inc.	982,578
11,536	Mondelez International, Inc. - Class A	768,874
		4,236,045
Financials - 11.6%
2,409	Ameriprise Financial, Inc.	750,090
3,612	Aon PLC - Class A	1,084,106
175	Citigroup, Inc.	7,915
5,721	CME Group, Inc. - Class A	962,043
9,384	MetLife, Inc.	679,120
9,474	Morgan Stanley	805,480
9,478	PNC Financial Services Group, Inc.	1,496,955
		5,785,709
Health Care - 16.3%
6,403	Agilent Technologies, Inc.	958,209
115	Biogen, Inc. [1]	31,846
3,786	Danaher Corp.	1,004,880
25,435	Merck & Company, Inc.	2,822,013
5,230	Novo Nordisk A/S - ADR	707,828
2,600	Quest Diagnostics, Inc.	406,744
1,699	Regeneron Pharmaceuticals, Inc. [1]	1,225,811
3,434	Vertex Pharmaceuticals, Inc. [1]	991,671
		8,149,002
Industrials - 8.7%
16,224	Carrier Global Corp.	669,240
3,745	Cummins, Inc.	907,376
11,393	Emerson Electric Company	1,094,412
7,873	Wabtec Corp.	785,804
8,249	Xylem, Inc.	912,092
		4,368,924
Information Technology - 24.8%
2,238	Adobe, Inc.	753,154
3,406	Analog Devices, Inc.	558,686
22,115	Apple, Inc.	2,873,402
6,427	Applied Materials, Inc.	625,861
3,304	Enphase Energy, Inc. [1]	875,428
740	First Solar, Inc. [1]	110,844
2,226	Intuit, Inc.	866,404
14,096	Microsoft Corp.	3,380,503
7,390	PayPal Holdings, Inc.	526,316
220	salesforce.com, Inc. [1]	29,170
8,680	Visa, Inc. - Class A	1,803,357
		12,403,125
Materials - 2.2%
3,834	AptarGroup, Inc.	421,663
4,525	Ecolab, Inc.	658,659
		1,080,322
Real Estate - 2.8%
30,794	Kimco Realty Corp. - REIT	652,217
24,873	Weyerhaeuser Company - REIT	771,063
		1,423,280
Utilities - 3.8%
6,338	American Water Works Company, Inc.	966,038
10,009	Consolidated Edison, Inc.	953,958
		1,919,996

TOTAL COMMON STOCKS (Cost $32,565,368)		48,676,345

SHORT TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
1,281,048	First American Treasury Obligations Fund - Class X, 4.190% [2]	1,281,048

TOTAL SHORT-TERM INVESTMENTS (Cost $1,281,048)		1,281,048

TOTAL INVESTMENTS - 100.0% (Cost $33,846,416)		49,957,393
Other Assets in Excess of Liabilities - 0.0% [3]		5,012
NET ASSETS - 100.0%		$49,962,405

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2022.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,676,345	$-	$-	$48,676,345
Short-Term Investments	1,281,048	-	-	1,281,048
Total Investments in Securities	$49,957,393	$-	$-	$49,957,393